TAXES ON INCOME (Reconciliation of Statutory Tax Rate to Effective Tax Rate) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Loss before taxes, as reported in the consolidated statements of operations	$ (25,054)	$ (6,193)	$ 30,630
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	(6,264)	(1,486)	7,660
Currency differences	(713)	1,673	(394)
Tax adjustment in respect of different tax rates and "Approved Enterprise" status	(3,177)	(2,647)	(568)
Changes in valuation allowance	(3,527)	(11,156)	1,784
Taxes in respect of prior years	835	(513)	(416)
Stock compensation relating to options per ASC 718	331	292	247
Changes in valuation allowance related to Capital gains	(713)	(1,428)	(10,020)
Forfeiture of carry forward tax losses	2,551	8,281
Wavestream goodwill impairment and earn out reversal, net	8,831	5,851
Nondeductible expenses related to acquisitions			1,472
Nondeductible expenses and other differences	(16)	790	246
Taxes on income (tax benefit)	$ (1,862)	$ (343)	$ 11